Fair value of financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of fair value measurement [Abstract]
Schedule of fair value measurement of financial instruments [Table Text Block]

(2)	Fair value hierarchy of financial assets and liabilities measured at fair value are as follows (Unit: Korean Won in millions):

	June 30, 2018
	Level 1 (*1)	Level 2 (*1)	Level 3	Total
Financial assets:
Financial assets at fair value through profit or loss mandatorily measured at fair value
Deposits	24,921	—	—	24,921
Debt securities	375,280	1,611,129	7,442	1,993,851
Equity securities	80,536	—	352,780	433,316
Capital contributions	—	—	349,470	349,470
Beneficiary certificates	—	62,173	748,795	810,968
Loans	—	85,000	251,967	336,967
Derivative assets	17,439	2,337,601	36,171	2,391,211

Subtotal	498,176	4,095,903	1,746,625	6,340,704

Financial assets at FVTOCI
Debt securities	2,463,992	11,224,698	—	13,688,690
Equity securities	440,038	—	465,741	905,779
Securities loaned	—	50,139	—	50,139

Subtotal	2,904,030	11,274,837	465,741	14,644,608

Derivative assets	—	12,395	—	12,395

Total	3,402,206	15,383,135	2,212,366	20,997,707

	June 30, 2018
	Level 1 (*1)	Level 2 (*1)	Level 3	Total
Financial liabilities:
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Deposits due to customers	24,485	—	—	24,485
Derivative liabilities	3,269	2,333,558	40,923	2,377,750

Subtotal	27,754	2,333,558	40,923	2,402,235

Financial liabilities at fair value through profit or loss designated as upon initial recognition
Equity-linked securities	—	—	176,097	176,097

Derivative liabilities	—	67,505	—	67,505

Total	27,754	2,401,063	217,020	2,645,837

	December 31, 2017
	Level 1 (*1)	Level 2 (*1)	Level 3 (*2)	Total
Financial assets:
Financial assets held for trading
Deposits	25,972	—	—	25,972
Debt securities	405,942	2,238,391	—	2,644,333
Equity securities	21,666	—	—	21,666
Beneficiary certificates	—	13,041	—	13,041
Derivative assets	1,021	3,093,272	21,482	3,115,775

Subtotal	454,601	5,344,704	21,482	5,820,787

Financial assets designated at FVTPL
Debt securities	—	—	9,694	9,694
Equity securities	—	—	12,596	12,596

Subtotal	—	—	22,290	22,290

AFS financial assets
Debt securities	2,710,172	10,348,816	—	13,058,988
Equity securities	399,214	—	1,011,864	1,411,078
Beneficiary certificates	—	68,722	643,906	712,628
Securities loaned	69,778	100,478	—	170,256

Subtotal	3,179,164	10,518,016	1,655,770	15,352,950

Derivative assets	—	59,272	—	59,272

Total	3,633,765	15,921,992	1,699,542	21,255,299

Financial liabilities:
Financial liabilities held for trading
Deposits due to customers	25,964	—	—	25,964
Derivative liabilities	2,613	3,126,585	20,951	3,150,149

Subtotal	28,577	3,126,585	20,951	3,176,113

Financial liabilities designated at FVTPL
Equity-linked securities	—	—	160,057	160,057
Debentures	—	91,739	—	91,739

Subtotal	—	91,739	160,057	251,796

Derivative liabilities	—	67,754	—	67,754

Total	28,577	3,286,078	181,008	3,495,663

(*1)

There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

(*2)

Certain AFS unquoted equity securities were measured at cost as of December 31, 2017, that amounted to 37,092 million Won. These unquoted equity instruments mostly represent minority investments in structured entity vehicles, such as asset securitization structures. They are measured at cost because (a) observable inputs of financial information to measure fair value were not available to obtain, (b) there was a significant variance in likely estimated cash flows or (c) the probabilities for various estimated cash flows could not be measured reliably. In addition, the Group has no intention to dispose these investments in the foreseeable future.

Valuation techniques and inputs used in fair value measurement of financial instruments measured at fair value [Table Text Block]

Financial instruments are measured at fair value using a quoted market price in active markets. If there is no active market for a financial instrument, the Group determines the fair value using valuation methods. Valuation methods and input variables for each type of financial instruments are as follows:

	Valuation methods	Input variables
Loans	The fair value of Loans is measured by the Binomial tree given the values of underlying assets and volatility.	Values of underlying assets, Volatility

Debt securities

The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.

Risk-free market rate, credit spread

Equity securities, capital contribution and Beneficiary certificates

Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, and Net Asset Value Method, more than one method is used given the characteristic of the subject of fair value measurement.

Risk-free market rate, market risk premium, Beta, etc.

	Valuation methods	Input variables
Derivatives

The in-house developed model which is based on the models that are used by market participants in the valuation of general OTC derivative products, such as options, interest rate swaps, currency swap and currency forward that are based on inputs observable in the market.

However, for some complicated financial instruments of which valuation should be based on some assumptions since some significant or all inputs to be used in the model are not observable in the market, the in-house derived model which is developed from the general valuation models, such as Finite Difference Method (“FDM”) or Monte Carlo Simulation.

Risk-free market rate, forward rate, volatility, foreign exchange rate, stock prices, etc.

Equity-linked securities	The fair value of security linked to stock prices or derivatives is measured by the models such as DCF model, FDM, or Monte Carlo Simulation given the natures of the securities or underlying assets.	Values of underlying assets, risk-free market rate, market rate, dividend and convenience yield, volatility, correlation coefficient, credit spread, and foreign exchange rate

Debentures	The fair value is measured by discounting the projected cash flows of a debenture by applying the market discount rate that is reflecting credit rating of the Group.	Risk-free market rate, forward rate

Schedule of significant unobservable inputs used in fair value measurement of financial assets and liabilities [Table Text Block]

Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs are as follows:

	Fair value measurement technique	Input variable	Range	Impact of changes in significant unobservable inputs on fair value measurement
Loans	Binomial tree	Stock, Volatility of underlying asset	14.92% – 41.24%	Variation of fair value increases as volatility increases.
Derivative assets	Option valuation model and others	Correlation coefficient	0.900 – 0.970	Variation of fair value increases as correlation coefficient increases.
		Volatility of underlying asset	10.61% – 27.59%	Variation of fair value increases as volatility increases.
Derivative liabilities	Option valuation model and others	Correlation coefficient	0.900 – 0.970	Variation of fair value increases as correlation coefficient increases.
		Volatility of underlying asset	10.61% – 27.59%	Variation of fair value increases as volatility increases.
Equity-linked securities	Monte Carlo Simulation and others	Correlation coefficient	0.0861 – 0.688

Equity-linked securities’ variation of fair value increases if both volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in volatility, the variation of fair value of a compound financial instrument may decrease.

		Volatility of underlying asset	18.60% – 26.88%
Equity securities and beneficiary certificates	External appraisal value and others	Expected growth rate	0.00%	Fair value increases as expected growth rate increases.
		Discount rate	0.99% – 18.73%	Fair value increases as discount rate decreases.
		Volatility of real estate sale price	0.00%	Fair value increases as sale price increases.

Reconciliation of changes in financial assets and liabilities classified as level3 of fair value hierarchy [Table Text Block]

(3)	Changes in financial assets and liabilities measured at fair value classified into Level 3 are as follows (Unit: Korean Won in millions):

	For six months ended June 30, 2018
	January 1, 2018	Net income (loss) (*1)	Other comprehensive income	Purchases/ issuances	Disposals/ settlements	Transfer to or out of Level 3 (*2)	June 30, 2018
Financial assets:
Financial assets at fair value through profit or loss mandatorily measured at fair value
Debt securities	9,694	(111)	—	—	(2,141)	—	7,442
Equity securities	280,171	22,834	—	50,005	(230)	—	352,780
Capital contributions	294,121	21,934	—	49,367	(15,952)	—	349,470
Beneficiary certificates	654,066	12,973	—	1,924,763	(1,843,007)	—	748,795
Loans	165,001	3,616	—	125,807	(42,457)	—	251,967
Derivative assets	19,346	65,856	—	1,936	(50,967)	—	36,171

Subtotal	1,422,399	127,102	—	2,151,878	(1,954,754)	—	1,746,625

Financial assets at FVTOCI
Equity securities	451,287	(393)	14,557	290	—	—	465,741

Total	1,873,686	126,709	14,557	2,152,168	(1,954,754)	—	2,212,366

Financial liabilities:
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Derivative liabilities	20,951	73,951	—	(3,058)	(50,921)	—	40,923
Financial liabilities at fair value through profit or loss designated as upon initial recognition
Equity-linked securities	160,057	(1,438)	—	179,044	(161,566)	—	176,097

Total	181,008	72,513	—	175,986	(212,487)	—	217,020

(*1)

The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The gain amounting to 61,323 million Won for six months ended June 30, 2018, which is from financial assets and liabilities that the Group holds as at the end of the periods, has been recognized in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI in the consolidated statement of comprehensive income.

(*2)	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.

	For the six months ended June 30, 2017
	January 1, 2017	Net income (loss) (*1)	Other comprehensive income (loss)	Purchases/ Issuances	Disposals/ Settlements	Transfer to or out of level 3 (*2)	June 30, 2017
Financial assets:
Financial assets held for trading
Derivative assets	23,153	21,217	—	472	(17,420)	—	27,422
Financial assets designed at FVTPL
Debt securities	4,348	191	—	2,000	—	—	6,539
Equity securities	12,652	(207)	—	—	—	—	12,445

Sub-total	17,000	(16)	—	2,000	—	—	18,984

	For the six months ended June 30, 2017
	January 1, 2017	Net income (loss) (*1)	Other comprehensive income (loss)	Purchases/ Issuances	Disposals/ Settlements	Transfer to or out of level 3 (*2)	June 30, 2017
AFS financial assets
Equity securities	1,024,935	19,241	10,175	27,289	(31,692)	—	1,049,948
Beneficiary certificates	530,511	3,442	(2,188)	127,147	(70,600)	—	588,312

Sub-total	1,555,446	22,683	7,987	154,436	(102,292)	—	1,638,260

Derivative assets	99	185	—	—	(284)	—	—

Total	1,595,698	44,069	7,987	156,908	(119,996)	—	1,684,666

Financial liabilities:
Financial liabilities held for trading
Derivative liabilities	33,524	14,142	—	501	(15,015)	—	33,152
Financial liabilities designated at FVTPL
Equity-linked securities	673,709	83,962	—	—	(235,296)	—	522,375

Total	707,233	98,104	—	501	(250,311)	—	555,527

(*1)

The loss amounting to 61,518 million Won for the six months ended June 30, 2017, which is from financial assets and liabilities that the Group holds, has been recognized in net gain (loss) on financial instruments at FVTPL and net gain (loss) on AFS financial assets in the statement of comprehensive income.

(*2)	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.

Schedule of sensitivity analysis dueto one or more unobservable inputs on fair value of level3 financial instruments [Table Text Block]

The following table presents the sensitivity analysis to disclose the effect of reasonably possible volatility on the fair value of a Level 3 financial instruments (Unit: Korean Won in millions):

	June 30, 2018
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets (*1) (*2)	4,305	(2,452)	—	—
Loans	422	(323)	—	—
Debt securities	914	(784)	—	—
Equity securities (*3) (*4)	10,740	(7,562)	—	—
Beneficiary certificates (*4)	1,436	(1,544)	—	—
Financial assets at FVTOCI
Equity securities (*3) (*4)	—	—	19,464	(8,704)

Total	17,817	(12,665)	19,464	(8,704)

	June 30, 2018
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial liabilities:
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Derivative liabilities (*1) (*2)	2,409	(4,285)	—	—
Financial liabilities at fair value through profit or loss designated as upon initial recognition
Equity-linked securities (*1)	1,083	(1,158)	—	—

Total	3,492	(5,443)	—	—

	December 31, 2017
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets held for trading
Derivatives assets (*1) (*2)	1,234	(526)	—	—
Financial assets designed at FVTPL
Debt securities (*5)	265	(309)	—	—
Equity securities (*5)	670	(624)	—	—
AFS Financial assets
Equity securities (*3) (*4)	—	—	28,583	(15,246)
Beneficiary certificates (*4)	—	—	1,861	(1,857)

Total	2,169	(1,459)	30,444	(17,103)

Financial liabilities:
Financial liabilities held for trading
Derivative liabilities (*1) (*2)	5	(513)	—	—
Financial liabilities designated at FVTPL
Equity-linked securities (*1)	8	(7)	—	—

Total	13	(520)	—	—

(*1)

Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)	Both derivative assets and liabilities for held for trading and hedging are included.
(*3)

Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.

(*4)

Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.

(*5)	Changes of fair value are measured by increasing or decreasing the discount rate by 10%, which is major unobservable variable, respectively.

Schedule of fair value measurement of financial instruments measured at amortised costs [Table Text Block]

(5)	Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost are as follows (Unit: Korean Won in millions):

	June 30, 2018
	Fair value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	1,792,215	15,911,262	—	17,703,477	17,702,129
Loans and other financial assets at amortized cost	—	—	277,718,440	277,718,440	277,720,003
Financial liabilities:
Deposits due to customers	—	237,811,780	—	237,811,780	237,900,166
Borrowings	—	15,924,417	—	15,924,417	15,899,599
Debentures	—	26,586,897	—	26,586,897	26,752,725
Other financial liabilities	—	21,405,921	—	21,405,921	21,408,267

	December 31, 2017
	Fair value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets:
HTM financial assets	1,206,292	15,509,387	—	16,715,679	16,749,296
Loans and receivables	—	—	265,570,649	265,570,649	267,106,204
Financial liabilities:
Deposits due to customers	—	234,682,775	—	234,682,775	234,695,084
Borrowings	—	14,754,506	—	14,754,506	14,784,706
Debentures	—	27,889,781	—	27,889,781	27,869,651
Other financial liabilities	—	13,890,789	—	13,890,789	13,892,461

Valuation techniques and inputs used in fair value measurement of financial instruments measured at amortised costs [Table Text Block]

The fair values of financial instruments are measured using quoted market price in active markets. In case there is no active market for financial instruments, the Group determines the fair value using valuation methods. Valuation methods and input variables for financial assets and liabilities that are measured at amortized costs are given as follows:

	Valuation methods	Input variables
Securities at amortized cost (HTM financial assets in previous year)

The fair value is measured by discounting the projected cash flows of debt securities by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the issuers of the securities.

Risk-free market rate and credit spread
Loans and other financial assets at amortized cost (Loans and receivables in previous year)

The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.

Risk-free market rate, credit spread and prepayment-rate
Deposits due to customers, borrowings, debentures and other financial liabilities	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.	Risk-free market rate and forward rate

Disclosure of categories of financial assets

Carrying amounts of financial assets and liabilities are as follows (Unit: Korean Won in millions):

	June 30, 2018
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets held for hedging	Total
Deposits	24,921	—	17,770,356	—	17,795,277
Securities at fair value through profit or loss	3,587,605	—	—	—	3,587,605
Securities at FVTOCI	—	14,644,608	—	—	14,644,608
Securities at amortized cost	—	—	17,702,129	—	17,702,129
Loans	336,967	—	248,794,014	—	249,130,981
Derivative assets	2,391,211	—	—	12,395	2,403,606
Other financial assets at amortized cost	—	—	11,155,633	—	11,155,633

Total	6,340,704	14,644,608	295,422,132	12,395	316,419,839

	December 31, 2017
Financial assets	Financial assets at FVTPL	AFS financial assets	HTM financial assets	Loans	Derivatives assets held for hedging	Total
Deposits	25,972	—	—	8,868,378	—	8,894,350
Financial assets at FVTPL	2,701,330	—	—	—	—	2,701,330
AFS financial assets	—	15,352,950	—	—	—	15,352,950
HTM financial assets	—	—	16,749,296	—	—	16,749,296
Loans	—	—	—	251,523,301	—	251,523,301
Derivative assets	3,115,775	—	—	—	59,272	3,175,047
Other financial assets at amortized cost	—	—	—	6,714,525	—	6,714,525

Total	5,843,077	15,352,950	16,749,296	267,106,204	59,272	305,110,799

Disclosure of categories of financial liabilities

Carrying amounts of financial assets and liabilities are as follows (Unit: Korean Won in millions):

Financial liabilities	June 30, 2018
	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities held for hedging	Total
Deposits due to customers	24,485	237,900,166	—	237,924,651
Borrowings	176,097	15,899,599	—	16,075,696
Debentures	—	26,752,725	—	26,752,725
Derivative liabilities	2,377,750	—	67,505	2,445,255
Other financial liabilities (*)	—	21,463,163	—	21,463,163

Total	2,578,332	302,015,653	67,505	304,661,490

(*)	Other financial liabilities include 54,896 million Won of financial guarantee liabilities measured at amortized cost included in provisions (Note 23).

Financial liabilities	June 30, 2017
	Financial liabilities at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities held for hedging	Total
Deposits due to customers	25,964	234,695,084	—	234,721,048
Borrowings	160,057	14,784,706	—	14,944,763
Debentures	91,739	27,869,651	—	27,961,390
Derivative liabilities	3,150,149	—	67,754	3,217,903
Other financial liabilities (*)	—	13,964,158	—	13,964,158

Total	3,427,909	291,313,599	67,754	294,809,262

(*)	Other financial liabilities include 71,697 million Won of financial guarantee liabilities measured at amortized cost included in provisions (Note 23).